Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Austria — 1.2%
ANDRITZ AG	11,614	$ 1,003,873
Verbund AG	20,029	1,269,303
		$ 2,273,176
Belgium — 1.2%
Elia Group SA	9,186	$ 1,462,770
Umicore SA	30,738	713,109
		$ 2,175,879
Brazil — 3.1%
Auren Energia SA(1)	425,600	$956,349
Axia Energia SA	152,500	1,606,445
Energisa SA	131,470	1,222,432
Engie Brasil Energia SA	186,540	1,258,584
Sao Martinho SA	289,552	880,608
		$5,924,418
Canada — 4.2%
Boralex, Inc., Class A(2)	68,741	$1,793,349
Brookfield Renewable Corp.	34,630	1,285,466
Brookfield Renewable Partners LP	38,991	1,352,073
Cameco Corp.	10,197	1,039,364
Canadian Solar, Inc.(1)(2)	37,671	603,489
NFI Group, Inc.(1)	42,431	712,643
Northland Power, Inc.	78,480	1,236,202
		$8,022,586
Chile — 1.1%
Enel Chile SA	14,044,419	$1,233,884
Sociedad Quimica y Minera de Chile SA ADR	11,690	865,528
		$2,099,412
China — 5.5%
BYD Co. Ltd., Class H	89,700	$831,153
China Datang Corp. Renewable Power Co. Ltd., Class H	4,493,000	711,669
China Everbright Environment Group Ltd.	1,201,037	699,447
Contemporary Amperex Technology Co. Ltd., Class H	10,900	981,863
Flat Glass Group Co. Ltd., Class H(2)	610,000	498,598
Geely Automobile Holdings Ltd.	389,000	839,800
Li Auto, Inc. ADR(1)	58,671	688,798
NIO, Inc. ADR(1)	159,234	805,724
REPT BATTERO Energy Co. Ltd., Class H(1)	377,800	652,919
Seres Group Co. Ltd., Class H	69,100	405,812
Xinyi Solar Holdings Ltd.	2,264,000	596,785
XPENG, Inc. ADR(1)(2)	55,585	735,945
Yadea Group Holdings Ltd.(3)	506,000	575,550
Zhejiang Leapmotor Technology Co. Ltd., Class H(1)(3)	157,100	693,349
Zhuzhou CRRC Times Electric Co. Ltd., Class H	145,500	745,582
		$10,462,994
Security	Shares	Value
Denmark — 2.8%
NKT AS(1)	6,094	$ 911,928
Novonesis (Novozymes), Class B	18,194	1,148,983
Orsted AS(1)(3)	58,352	1,311,731
Rockwool AS, Class B	25,112	805,439
Vestas Wind Systems AS	40,141	1,136,527
		$ 5,314,608
Finland — 0.8%
Neste OYJ	46,239	$ 1,509,703
		$1,509,703
France — 5.0%
Air Liquide SA ADR	28,155	$1,111,559
Alstom SA(1)	42,685	745,729
Cie de Saint-Gobain SA	11,594	1,051,372
Danone SA	14,880	1,216,266
Dassault Systemes SE	47,645	971,827
Engie SA	34,268	1,078,569
Legrand SA	6,083	1,030,730
Nexans SA	5,768	960,043
Schneider Electric SE	3,760	1,230,368
		$9,396,463
Germany — 6.2%
Bayerische Motoren Werke AG	11,908	$781,745
Daimler Truck Holding AG	21,121	1,018,646
Deutsche Post AG	17,717	1,077,130
Evonik Industries AG	55,768	1,011,937
Infineon Technologies AG	12,234	1,152,466
KION Group AG	15,512	688,597
Mercedes-Benz Group AG	17,058	857,994
Nordex SE(1)	19,939	1,051,991
Siemens AG	3,836	1,233,301
Siemens Energy AG	6,646	1,267,003
SMA Solar Technology AG(1)	10,222	737,843
Verbio SE(1)	24,898	846,199
		$11,724,852
Hong Kong — 0.8%
MTR Corp. Ltd.(2)	211,000	$822,911
Wasion Holdings Ltd.	276,000	702,801
		$1,525,712
India — 1.4%
GE Vernova T&D India Ltd.	18,046	$946,604
Suzlon Energy Ltd.(1)	1,548,230	965,756
Waaree Energies Ltd.	25,920	810,053
		$2,722,413
Ireland — 0.5%
Kingspan Group PLC	10,086	$922,369
		$922,369

Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy — 3.2%
Enel SpA	94,236	$ 1,080,923
ERG SpA(2)	43,056	1,176,941
Prysmian SpA	6,241	1,050,629
Snam SpA	144,763	1,045,061
Terna - Rete Elettrica Nazionale(2)	92,064	1,075,037
Webuild SpA	240,121	625,869
		$ 6,054,460
Japan — 5.3%
Azbil Corp.	78,800	$839,192
Central Japan Railway Co.	43,200	922,104
Daikin Industries Ltd.	7,000	1,067,771
East Japan Railway Co.(2)	44,700	934,141
Fuji Electric Co. Ltd.	10,300	872,458
GS Yuasa Corp.	26,300	1,060,379
Keisei Electric Railway Co. Ltd.	110,700	792,228
Mitsubishi Electric Corp.	29,100	1,067,228
Nippon Densetsu Kogyo Co. Ltd.	23,200	630,549
Odakyu Electric Railway Co. Ltd.	77,900	800,157
Toyota Motor Corp.	63,000	1,055,407
		$10,041,614
Netherlands — 0.3%
Signify NV(2)(3)	31,698	$605,329
		$605,329
New Zealand — 2.0%
Contact Energy Ltd.	238,750	$1,264,343
Mercury NZ Ltd.	309,055	1,212,698
Meridian Energy Ltd.	394,478	1,304,921
		$3,781,962
Norway — 0.9%
Norsk Hydro ASA	84,756	$766,938
Scatec ASA(1)(3)	103,652	1,018,215
		$1,785,153
Portugal — 0.8%
EDP SA	300,472	$1,569,641
		$1,569,641
Singapore — 0.5%
City Developments Ltd.	154,400	$928,970
		$928,970
South Korea — 2.7%
CS Wind Corp.	22,217	$613,977
Doosan Enerbility Co. Ltd.(1)	14,826	844,689
Doosan Fuel Cell Co. Ltd.(1)	13,361	489,494
LG Chem Ltd.	4,056	743,504
LG Display Co. Ltd.(1)	79,804	601,296
LG Energy Solution Ltd.(1)	3,310	783,097
Security	Shares	Value
South Korea (continued)
LS Electric Co. Ltd.	6,614	$ 1,037,491
		$ 5,113,548
Spain — 4.1%
Acciona SA(2)	5,034	$ 1,594,903
Construcciones y Auxiliar de Ferrocarriles SA	9,493	689,574
EDP Renewables SA(2)	82,110	1,326,438
Iberdrola SA	82,845	2,061,977
Redeia Corp. SA(2)	61,575	1,046,183
Solaria Energia y Medio Ambiente SA(1)	43,617	991,617
		$7,710,692
Sweden — 2.5%
AddTech AB, Class B	25,056	$885,470
Castellum AB	77,236	1,014,553
Fabege AB	120,280	922,114
Munters Group AB(3)	36,656	652,324
Nibe Industrier AB, Class B	215,009	799,248
Volvo Car AB, Class B(1)(2)	270,996	527,961
		$4,801,670
Switzerland — 2.4%
ABB Ltd.	11,104	$1,207,885
Accelleron Industries AG	8,926	916,669
BKW AG(2)	6,918	1,163,230
Landis & Gyr Group AG	12,174	652,155
Stadler Rail AG(2)	24,467	703,472
		$4,643,411
Taiwan — 4.8%
Advanced Energy Solution Holding Co. Ltd.	20,000	$751,318
Chroma ATE, Inc.	14,000	972,908
Chung-Hsin Electric & Machinery Manufacturing Corp.	155,000	869,025
Delta Electronics, Inc.	16,000	1,004,860
E Ink Holdings, Inc.	123,000	839,968
Everlight Electronics Co. Ltd.	326,000	699,081
Simplo Technology Co. Ltd.	65,000	857,722
Sinbon Electronics Co. Ltd.	105,000	1,095,417
Taiwan High Speed Rail Corp.	912,000	759,601
Voltronic Power Technology Corp.	35,000	1,205,857
		$9,055,757
Thailand — 0.4%
Energy Absolute PCL(1)	9,401,500	$826,456
		$826,456
United Kingdom — 3.5%
Croda International PLC	25,820	$1,035,531
Drax Group PLC	122,074	1,231,639
Firstgroup PLC	299,227	746,390
Johnson Matthey PLC	31,063	780,059
Linde PLC	2,127	1,103,785

Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
SSE PLC	53,370	$ 1,721,851
		$ 6,619,255
United States — 32.4%
AAON, Inc.	6,341	$ 804,419
Acuity, Inc.	2,932	1,104,367
Advanced Energy Industries, Inc.	3,053	1,138,372
AECOM	15,258	1,065,008
AES Corp.	72,150	1,057,719
Air Products and Chemicals, Inc.	3,799	1,113,791
Alaska Air Group, Inc.(1)	22,993	1,200,235
Alphabet, Inc., Class A	2,731	975,977
Ameresco, Inc., Class A(1)	19,000	524,400
Applied Materials, Inc.	2,350	1,699,050
Array Technologies, Inc.(1)(2)	83,628	619,683
Autodesk, Inc.(1)	4,491	873,140
Bloom Energy Corp., Class A(1)	4,221	1,277,697
BorgWarner, Inc.	14,038	932,123
Clearway Energy, Inc., Class C	32,771	1,120,113
Constellation Energy Corp.	6,361	1,579,882
Corning, Inc.	5,841	1,491,967
CRH PLC	9,729	1,041,003
Cummins, Inc.	1,623	1,157,540
Darling Ingredients, Inc.(1)	17,579	960,165
Eaton Corp. PLC	2,947	1,255,776
EnerSys	4,156	971,756
Enphase Energy, Inc.(1)	13,956	687,193
Equinix, Inc.	983	1,024,669
FedEx Corp.	2,523	790,027
Fedex Freight Holding Co., Inc.(1)	1,290	194,790
First Solar, Inc.(1)	3,583	845,445
GE Vernova, Inc.	1,378	1,618,957
General Mills, Inc.	31,303	1,089,344
HA Sustainable Infrastructure Capital, Inc.	25,339	989,488
Hubbell, Inc.	2,289	1,197,605
Installed Building Products, Inc.	3,922	901,432
International Business Machines Corp.	3,525	991,265
Itron, Inc.(1)	10,435	902,941
Johnson Controls International PLC	8,265	1,207,599
MasTec, Inc.(1)	2,846	1,184,107
Microsoft Corp.	2,307	860,557
Modine Manufacturing Co.(1)	3,330	889,177
MYR Group, Inc.(1)	2,026	1,013,810
NextEra Energy, Inc.	22,171	1,945,949
Nextpower, Inc., Class A(1)	6,827	813,369
ON Semiconductor Corp.(1)	9,551	902,952
Ormat Technologies, Inc.	10,442	1,137,134
Owens Corning	7,174	1,140,379
Power Integrations, Inc.	10,558	884,338
Quanta Services, Inc.	1,726	1,242,789
REX American Resources Corp.(1)	24,558	1,108,794
Security	Shares	Value
United States (continued)
Rivian Automotive, Inc., Class A(1)	56,193	$ 974,949
Rockwell Automation, Inc.	2,346	1,161,458
Shoals Technologies Group, Inc., Class A(1)	64,431	637,867
SolarEdge Technologies, Inc.(1)(2)	11,600	677,904
Stanley Black & Decker, Inc.	13,323	1,253,961
TopBuild Corp.(1)	2,116	750,185
Trane Technologies PLC	2,519	1,237,232
Universal Display Corp.	9,454	818,622
Versigent PLC(1)	17,667	742,191
Waste Management, Inc.	5,005	1,115,514
Whirlpool Corp.(2)	23,927	943,202
Willdan Group, Inc.(1)	7,675	607,092
XPLR Infrastructure LP(1)	89,956	1,062,380
		$61,510,850
Total Common Stocks (identified cost $180,396,708)		$189,123,353

Short-Term Investments — 1.5%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(4)	471,320	$ 471,320
Total Affiliated Fund (identified cost $471,320)		$ 471,320
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)	2,417,612	$ 2,417,612
Total Securities Lending Collateral (identified cost $2,417,612)		$ 2,417,612
Total Short-Term Investments (identified cost $2,888,932)		$ 2,888,932

Total Investments — 101.1% (identified cost $183,285,640)	$192,012,285
Other Assets, Less Liabilities — (1.1)%	$ (2,135,873)
Net Assets — 100.0%	$189,876,412

Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $11,645,944 and the total market value of the collateral received by the Fund was $12,112,740, comprised of cash of $2,417,612 and U.S. government and/or agencies securities of $9,695,128.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $4,856,498 or 2.6% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	39.0%
Utilities	25.5
Information Technology	13.5
Consumer Discretionary	8.0
Materials	6.0
Energy	2.4
Consumer Staples	2.2
Real Estate	2.0
Financials	0.5
Communication Services	0.5
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $471,320, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$207,670	$18,399,876	$(18,136,226)	$ —	$ —	$471,320	$9,630	471,320

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$2,273,176	$ —	$2,273,176
Belgium	—	2,175,879	—	2,175,879
Brazil	5,924,418	—	—	5,924,418
Canada	8,022,586	—	—	8,022,586
Chile	2,099,412	—	—	2,099,412
China	2,230,467	8,232,527	—	10,462,994
Denmark	—	5,314,608	—	5,314,608
Finland	—	1,509,703	—	1,509,703
France	1,111,559	8,284,904	—	9,396,463
Germany	—	11,724,852	—	11,724,852
Hong Kong	—	1,525,712	—	1,525,712
India	—	2,722,413	—	2,722,413
Ireland	—	922,369	—	922,369
Italy	—	6,054,460	—	6,054,460
Japan	—	10,041,614	—	10,041,614
Netherlands	—	605,329	—	605,329
New Zealand	—	3,781,962	—	3,781,962
Norway	—	1,785,153	—	1,785,153
Portugal	—	1,569,641	—	1,569,641
Singapore	—	928,970	—	928,970
South Korea	—	5,113,548	—	5,113,548
Spain	—	7,710,692	—	7,710,692
Sweden	—	4,801,670	—	4,801,670
Switzerland	—	4,643,411	—	4,643,411
Taiwan	—	9,055,757	—	9,055,757
Thailand	—	826,456	—	826,456
United Kingdom	1,103,785	5,515,470	—	6,619,255
United States	61,510,850	—	—	61,510,850
Total Common Stocks	$82,003,077	$107,120,276(1)	$ —	$189,123,353
Short-Term Investments:
Affiliated Fund	$471,320	$ —	$ —	$471,320

Calvert
Global Energy Solutions Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$2,417,612	$ —	$ —	$2,417,612
Total Investments	$84,892,009	$107,120,276	$ —	$192,012,285

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.